GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 3

Client Name:
Client Project Name:	GSMBS 2026-NQM3
Start - End Dates:	8/30/2025 - 10/16/2025
Deal Loan Count:	13

Loan Level Tape Compare Upload

Loans in Report	13
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
65B526ED-0E2F-4D0A-9B88-EAC608D32610	XXXXXX	Debt to Income Ratio (Back)	27.8100	24.1184
65B526ED-0E2F-4D0A-9B88-EAC608D32610	XXXXXX	Months Reserves	12.00	14.19
A18E6DA3-4266-4225-BC05-7479E5432DB5	XXXXXX	Months Reserves	6.00	5.99
A18E6DA3-4266-4225-BC05-7479E5432DB5	XXXXXX	Property City	XXXXXX	XXXXXX
A18E6DA3-4266-4225-BC05-7479E5432DB5	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
8C3152F8-0E65-44EF-8DC1-20DDC5BC221C	XXXXXX	Months Reserves	87.00	90.87
8C3152F8-0E65-44EF-8DC1-20DDC5BC221C	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
FE0ABFD2-F30C-4E7E-ACD4-9CCA3916DC76	XXXXXX	Months Reserves	6.00	82.10
FE0ABFD2-F30C-4E7E-ACD4-9CCA3916DC76	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
09F2E859-1181-409E-8526-BB4F75C79A56	XXXXXX	Months Reserves	42.00	76.02
09F2E859-1181-409E-8526-BB4F75C79A56	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
9D1B83AA-EBEE-4D85-85E0-C807E55F006A	XXXXXX	Months Reserves	6.00	19.04
19722ACE-7BB1-41E7-A9ED-D99861D3E7EF	XXXXXX	Debt to Income Ratio (Back)	42.3200	38.1726
19722ACE-7BB1-41E7-A9ED-D99861D3E7EF	XXXXXX	Months Reserves	70.00	15.44
EC2B7B5B-D4DC-43CB-A575-E23582488307	XXXXXX	Months Reserves	6.00	101.73
EC2B7B5B-D4DC-43CB-A575-E23582488307	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
4B6F9901-E2B5-4A48-B7D1-8BD9BFE85AF7	XXXXXX	Months Reserves	12.00	8.79
4B6F9901-E2B5-4A48-B7D1-8BD9BFE85AF7	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
3B8D5C38-8C50-490B-AF61-218E31CA84D6	XXXXXX	Months Reserves	6.00	36.85
2BA31E77-6E7B-4D93-AF07-339B98E49442	XXXXXX	Months Reserves	8.00	4.58
2BA31E77-6E7B-4D93-AF07-339B98E49442	XXXXXX	Property City	XXXXXX	XXXXXX
C5F0DC08-A48C-4369-ACC5-8DED8AA8D715	XXXXXX	Months Reserves	6.00	13.56
A9064910-1F54-4242-AA3B-9550002D19A3	XXXXXX	Original Term	30	360
A9064910-1F54-4242-AA3B-9550002D19A3	XXXXXX	Property Type	SFR	2 Family

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